January 25, 2010

Office of Filings, Information & Consumer Services
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Eaton Vance Mutual Funds Trust (the “Registrant”): Form N-14 for the reorganization of Eaton Vance Money Market Fund into Eaton Vance
Cash Management Fund (the “Fund”) (1933 Act File No. 002-90946)

Dear Sir or Madam:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended and Regulation S-T, transmitted herewith for filing is the definitive form of the prospectus/information statement and statement of additional information (“SAI”) dated January 22, 2010 relating to the reorganization of Eaton Vance Money Market Fund into Eaton Vance Cash Management Fund. The prospectus/information statement and SAI are marked to show changes from the prospectus/information statement and SAI filed electronically by the Registrant on Form N-14 filed with the Securities and Exchange Commission (Accession No. 0000940394-09-000979) on December 23, 2009. Pursuant to Rule 488 under the Securities Act of 1933, the Registration Statement for the Registrant on Form N-14 filed on December 23, 2009 became automatically effective on January 22, 2010. Valerie Lithotomos of the Division of Investment Management advised the undersigned by telephone on January 13, 2010 that the Staff of the Securities and Exchange Commission has no comments on the filing. The prospectus/information statement will be mailed to shareholders of Eaton Vance Money Market Fund on or about January 25, 2010.

     If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8064.

Very truly yours, /s/ Velvet R. Regan Velvet R. Regan, Esq. Vice President